SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet through the date of this filing and determined there were no events to disclose except the following.

On April 1, 2022, we entered into a revised consulting agreement with a company owned by our CEO/CFO and director, Murray Fleming. The agreement provides for quarterly payments of $24,000 and potential bonuses of up to $100,000 upon achievement of various corporate objectives. The agreement has no fixed term and continues until terminated by either party.

On May 6, 2022, we issued invoices totaling $225,766.80 pursuant to fulfilling purchase orders for shipments of GLUCODOWN® for stocking at a new retailer.

On August 1, 2022, the Company and Cascadia Managing Brands, LLC mutually agreed to terminate their February 1, 2022 consulting agreement and on the same date, the Company entered into director’s agreements with William Sipper and Robert Sipper, with each agreeing to serve as an independent director immediately upon the effectiveness of the registration statement we filed on Form S-1. In consideration of the director’s agreements, we agreed to compensate each of William Sipper and Robert Sipper with a director fee of $30,000 per annum and the issuance of 15,000 shares of the Company’s common stock.

NOTE 10 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet through the date of this filing and determined there were no events to disclose except the following.

On January 25, 2022, we entered into an investment banking agreement with EF Hutton, which contemplates the Company raising additional capital and preparing a registration statement under the Securities Act.

Effective on March 11, 2022, we filed Articles of Conversion with the Nevada Secretary of State and a Certificate of Conversion and Certificate of Incorporation with the Delaware Department of State, Division of Corporations and converted to a Delaware corporation. On March 29, 2022, we merged with a subsidiary, created on March 23, 2022, for the sole purpose of the merger, amended and restated our Certificate of Incorporation, and the surviving corporation is Glucose Health, Inc. Our authorized common shares are 40,000,000 and our authorized preferred shares are 10,000,000. Our issued and outstanding common shares are 13,848,630 and our issued and outstanding preferred shares are 3,781,002. Each previously issued and outstanding share of Series D preferred stock was reverse split, ten for one, and where applicable, share references herein have been retrospectively modified to account for the reverse split.

On March 14, 2022, we requested and received the resignations of our two independent directors. On March 21, 2022, our third independent director voluntarily resigned. Each independent director held 600,000 warrants. All 1,800,000 warrants were cancelled by the Company on March 22, 2022.

On April 1, 2022, we entered into a revised consulting agreement with a company owned by our CEO/CFO and director, Murray Fleming. The agreement provides for quarterly payments of $24,000 and potential bonuses of up to $100,000 upon achievement of various corporate objectives. The agreement has no fixed term and continues until terminated by either party.